Investments in Associates (Tables)	6 Months Ended
Jun. 30, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of Permanent Investments in joint Ventures and Associates	The investments in associates as of June 30, 2024 and December 31, 2023 were as follows:

	Percentage of investment	June 30, 2024		December 31, 2023
Sierrita Gas Pipeline LLC	35.00%	Ps.	877,307	Ps.	879,616
Frontera Brownsville, LLC.	50.00%	381,253		354,691
Administración del Sistema Portuario Nacional Dos Bocas, S. A. de C.V.	40.00%	226,606		74,529
Texas Frontera, LLC.	50.00%	204,788		178,421
Other, net	Various	198,668		183,898
CH4 Energía, S. A. de C.V.	50.00%	165,089		183,648
		Ps.	2,053,711	Ps.	1,854,803

Schedule (Loss) Profit Sharing in Joint Ventures and Associates
Profit sharing in associates:

	Six-month periods ended June 30,
	2024		2023
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.	Ps.	152,078	Ps.	21,256
Sierrita Gas Pipeline LLC	42,092		28,753
Other, net	34,707		46,128
CH4 Energía S.A. de C.V.	21,441		22,970
Texas Frontera, LLC.	17,304		31,239
Ductos el Peninsular, S. A. P. I. de C. V.	1,024		—
Frontera Brownsville, LLC.	(3,430)		1,623
Profit sharing in associates	Ps.	265,216	Ps.	151,969

	Three-month periods ended June 30,
	2024		2023
Administración del Sistema Portuario Nacional Dos Bocas, S.A. de C.V.	Ps.	138,860	Ps.	(9,042)
Sierrita Gas Pipeline LLC	42,092		(778)
Other, net	34,707		20,729
Texas Frontera, LLC.	9,812		19,351
CH4 Energía S.A. de C.V.	9,024		11,049
Ductos el Peninsular, S. A. P. I. de C. V.	1,024		—
Frontera Brownsville, LLC.	(1,200)		704
Profit sharing in associates	Ps.	234,319	Ps.	42,013